UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment  |_|; Amendment Number:
This Amendment (Check only one.):  |_| is a restatement.
                                   |_| adds new holdings entries.

Institutional Investment Manager Filing this Report: Hirtle Callaghan & Co. LLC.

Name:     Hirtle Callaghan & Co. LLC.
Address:  300 Barr Harbor Drive Suite 500
          West Conshohocken, PA 19428

Form 13F File Number: 028-12049

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J Zion
Title:   Chief Operating Officer
Phone:   610 828-7200

Signature, Place, and Date of Signing:

  /s/ Robert J Zion          West Conshohocken, PA              July 20, 2010
  -----------------          ---------------------            ----------------
      [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  125

Form 13F Information Table Value Total:  $10,273
                                         -------
                                        (thousands)

List of Other Included Managers: None

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

13(f) SEC Compliance Report

Batch Date: June 30, 2010

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NAME OF                                         TITLE OF                      VALUE      SHR OR    SH/   INVSTMNT   OTHER    VOTING
ISSUER                                           CLASS             CUSIP    (x$1000)     PRN AMT   PRN   DSCRTN     MGRS   AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
3M CO                                        Common Stock         88579Y101    $105      1,330.00   SH    SOLE               NONE
ABBOTT LABS                                  Common Stock         002824100    $154      3,282.00   SH    SOLE               NONE
ADELPHIA COMMUNICATIONS CORP                 Common Stock         006848105      $0      2,035.00   SH    SOLE               NONE
ALTAIR NANOTECHNOLOGIES INC COM              Common Stock         021373105      $3     10,000.00   SH    SOLE               NONE
ALTRIA GROUP INC                             Common Stock         02209S103     $31      1,500.00   SH    SOLE               NONE
AMERICAN ENTERPRISE SOLUTIONS INC            Common Stock         025654104      $0     15,572.00   SH    SOLE               NONE
AMYLIN PHARMACEUTICALS INC                   Common Stock         032346108     $15        800.00   SH    SOLE               NONE
ANALYTIC DEFENSIVE EQUITY FUND CL A          Common Stock         680029816     $35      4,136.85   SH    SOLE               NONE
ARTIC ACQUISITION CORP                       Common Stock         039990858      $0        375.00   SH    SOLE               NONE
AT & T INC                                   Common Stock         00206R102     $46      1,922.00   SH    SOLE               NONE
ATLAS ENERGY INC                             Common Stock         049298102     $16        580.00   SH    SOLE               NONE
ATLAS PIPELINE HOLDINGS                      Common Stock         04939R108      $3        700.00   SH    SOLE               NONE
AUTOMATIC DATA PROCESSING INC                Common Stock         053015103    $230      5,670.00   SH    SOLE               NONE
BALLY TECHNOLOGIES INC                       Common Stock         05874B107     $33      1,010.00   SH    SOLE               NONE
BANK AMER CORP                               Common Stock         060505104     $40      2,795.00   SH    SOLE               NONE
BEAVER CNTY PA HOSP AUTH REV RFDG-VALLEY     Municipal Bond       074863FB2    $101    100,000.00  PRN    SOLE               NONE
BERKSHIRE HATHAWAY INC                       Common Stock         084670108  $1,440         12.00   SH    SOLE               NONE
BERKSHIRE HATHAWAY INC                       Common Stock         084670702      $4         50.00   SH    SOLE               NONE
BLK SENIOR F-RATE Q1 USD                     Common Stock         G6025T107      $0          2.17   SH    SOLE               NONE
BLUE MOUNTAIN BIOTECHNOLOGY INC              Common Stock         095992962      $0      2,113.00   SH    SOLE               NONE
BP PLC                                       Common Stock         055622104      $9        302.00   SH    SOLE               NONE
BRISTOL BAY SCIENCES INC                     Common Stock         109990515      $0         63.00   SH    SOLE               NONE
BROADRIDGE FINANCIAL SOLUTIONS INC           Common Stock         11133T103     $40      2,086.00   SH    SOLE               NONE
CALCOL INC                                   Common Stock         128699105      $6    354,000.00   SH    SOLE               NONE
CARNIVAL CORP COM                            Common Stock         143658300      $3        100.00   SH    SOLE               NONE
CB RICHARD ELLIS GROUP INC                   Common Stock         12497T101    $788     57,902.00   SH    SOLE               NONE
CHEVRON CORP                                 Common Stock         166764100     $73      1,070.00   SH    SOLE               NONE
CHINA HOUSING & LAND DEVELOPMENT             Common Stock         16939V103     $12      5,000.00   SH    SOLE               NONE
CHITINA SCIENCES INC                         Common Stock         170991905      $0         63.00   SH    SOLE               NONE
CITIGROUP INC                                Common Stock         172967101      $2        600.00   SH    SOLE               NONE
CLOUGH CHINA FUND                            Common Stock         317609733     $96      5,593.40   SH    SOLE               NONE
COCA COLA CO                                 Common Stock         191216100    $260      5,139.00   SH    SOLE               NONE
COMMUNITY HEALTH SYS INC NEW                 Common Stock         203668108    $158      4,672.00   SH    SOLE               NONE
COMPUCREDIT HLDGS CORP                       Common Stock         20478T107     $92     23,240.00   SH    SOLE               NONE
CORDOVA SCIENCES INC                         Common Stock         218990786      $0         63.00   SH    SOLE               NONE
CRH PLC                                      Common Stock         G25508105    $179      7,778.00   SH    SOLE               NONE
CYTRX CORP                                   Common Stock         232828301      $1      1,786.00   SH    SOLE               NONE
DEKALB CNTY GA WTR & SEW REV                 Municipal Bond       240523QF0     $62     60,000.00  PRN    SOLE               NONE
DELL INC                                     Common Stock         24702R101      $3        250.00   SH    SOLE               NONE
DENALI SCIENCES INC                          Common Stock         24899T944      $0         63.00   SH    SOLE               NONE
DISCOVERY LABORATORIES INC NEW               Common Stock         254668106      $1      3,394.00   SH    SOLE               NONE
ENRON CORP                                   Common Stock         293561106      $0        170.00   SH    SOLE               NONE
EXXON MOBIL CORP                             Common Stock         30231G102    $319      5,587.00   SH    SOLE               NONE
FLORIDA ST BRD ED CAP OUTLAY PUB ED          Municipal Bond       341426NA8     $26     25,000.00  PRN    SOLE               NONE
FRAC CUSIP 449518307 IFX CORP                Common Stock         EEK518301      $0     33,000.00   SH    SOLE               NONE
FULCO GA HOSP AUTH REV ANTIC CTFS RFDG       Municipal Bond       359597DZ1     $53     50,000.00  PRN    SOLE               NONE
GENERAL ELEC CO                              Common Stock         369604103    $370     25,496.00   SH    SOLE               NONE
GENESIS DIRECT INC                           Common Stock         371935107      $0     12,083.00   SH    SOLE               NONE
GENUINE PARTS CO                             Common Stock         372460105     $84      2,105.00   SH    SOLE               NONE
GEORGIA ST HSG & FIN AUTH REV SINGLE FAM     Municipal Bond       373538QB6     $50     50,000.00  PRN    SOLE               NONE
GEOVAX LABS INC                              Common Stock         373678200      $0         24.00   SH    SOLE               NONE
GNMA GTD PASS THRU CTF                       MBS                  36214KSE2      $1        891.08  PRN    SOLE               NONE
HARBIN ELECTRIC INC                          Common Stock         41145W109     $20      1,200.00   SH    SOLE               NONE
HARRIS CORP DEL                              Common Stock         413875105    $177      4,248.00   SH    SOLE               NONE
HEALTHWATCH INC                              Common Stock         422214809      $0     12,868.00   SH    SOLE               NONE
HEINZ H J CO                                 Common Stock         423074103     $81      1,846.00   SH    SOLE               NONE
HEWLETT PACKARD CO                           Common Stock         428236103     $55      1,277.00   SH    SOLE               NONE
HOME DEPOT INC COM                           Common Stock         437076102     $14        500.00   SH    SOLE               NONE
IFX CORP                                     Common Stock         449518307      $0          3.00   SH    SOLE               NONE
INDEVUS PHARMACEUTICALS INC                  Common Stock         454ESC104      $0      6,243.00   SH    SOLE               NONE
ING REAL ESTATE CL- I                        Common Stock         44981V706    $119      9,867.48   SH    SOLE               NONE
INNOVIVE PHARMACEUTICALS INC                 Common Stock         45774F915      $0        916.00   SH    SOLE               NONE
INTEL CORP                                   Common Stock         458140100    $102      5,265.00   SH    SOLE               NONE
INTERNATIONAL BUSINESS MACHS CORP            Common Stock         459200101    $159      1,288.00   SH    SOLE               NONE
INTERNATIONAL PAPER COMPANY                  Common Stock         460146103     $17        773.00   SH    SOLE               NONE
ISHARES DJ US OIL & GAS EXPL & PRDCT FD      Common Stock         464288851     $49      1,025.00   SH    SOLE               NONE
ISHARES DJ US OIL EQUIP & SV INDEX FD        Common Stock         464288844     $44      1,180.00   SH    SOLE               NONE
ISHARES TR                                   Common Stock         464287341     $66      2,260.00   SH    SOLE               NONE
ISHARES TR DOW JONES US ENERGY SECTOR        Common Stock         464287796     $71      2,470.00   SH    SOLE               NONE
ISIS PHARMACEUTICALS                         Common Stock         464330109     $30      3,100.00   SH    SOLE               NONE
ISRAEL ST                                                         46513F3U1      $5      5,000.00  PRN    SOLE               NONE
JOHNSON & JOHNSON                            Common Stock         478160104    $410      6,938.00   SH    SOLE               NONE
KANAI SCIENCES INC                           Common Stock         483997912      $0         63.00   SH    SOLE               NONE
KINDER MORGAN ENERGY PARTNERS L P            Common Stock         494550106  $1,235     18,975.00   SH    SOLE               NONE
KODIAK SCIENCES INC                          Common Stock         50099C951      $0         63.00   SH    SOLE               NONE
KRAFT FOODS INC                              Common Stock         50075N104     $29      1,038.00   SH    SOLE               NONE
LANTIBIO INC                                 Common Stock         516990082      $0      3,463.00   SH    SOLE               NONE
LATROBE PA INDL DEV AUTH COLLEGE REV ST      Municipal Bond       518331BK8    $140    135,000.00  PRN    SOLE               NONE
LILLY ELI & CO                               Common Stock         532457108     $38      1,135.00   SH    SOLE               NONE
MAHONING VALLEY OHIO SAN DIST RFDG FSA       Municipal Bond       560126BT0    $101    100,000.00  PRN    SOLE               NONE
MANHATTAN PHARMACEUTICALS INC                Common Stock         563118207      $0      5,366.00   SH    SOLE               NONE
MAURY CNTY TENN INDL DEV BRD POLLUTN CTL     Municipal Bond       577635AH8     $85     90,000.00  PRN    SOLE               NONE
MEDCO HEALTH SOLUTIONS INC                   Common Stock         58405U102     $48        878.00   SH    SOLE               NONE
MERCK & CO INC                               Common Stock         58933Y105     $42      1,200.00   SH    SOLE               NONE
MIAMI DADE CNTY FLA SCH DIST RFDG FSA        Municipal Bond       59333RAS3     $56     50,000.00  PRN    SOLE               NONE
MICROSOFT CORP                               Common Stock         594918104    $323     14,052.00   SH    SOLE               NONE
MISCOR GROUP LTD                             Common Stock         60477P201      $4      9,000.00   SH    SOLE               NONE
MONOGRAM BIOSCIENCES INC                     Common Stock         60975U108      $2        518.00   SH    SOLE               NONE
NORTON SOUND ACQUISITION CORP                Common Stock         668993900      $0        375.00   SH    SOLE               NONE
OXFORD INDS INC COM                          Common Stock         691497309     $71      3,400.00   SH    SOLE               NONE
PACCAR INC                                   Common Stock         693718108     $15        377.00   SH    SOLE               NONE
PENTAIR INC                                  Common Stock         709631105      $6        200.00   SH    SOLE               NONE
PEPSICO INC                                  Common Stock         713448108    $189      3,100.00   SH    SOLE               NONE
PFIZER INC                                   Common Stock         717081103    $184     12,937.00   SH    SOLE               NONE
PHILIP MORRIS INTL INC                       Common Stock         718172109     $70      1,500.00   SH    SOLE               NONE
PNI TECHNOLOGIES INC                         Common Stock         69350F107      $0      1,200.00   SH    SOLE               NONE
PPG INDS INC                                 Common Stock         693506107    $101      1,664.00   SH    SOLE               NONE
PRAXAIR INC                                  Common Stock         74005P104     $38        500.00   SH    SOLE               NONE
PRIVATE COLLEGES & UNIVS AUTH GA REV         Municipal Bond       74265LKF4    $129    125,000.00  PRN    SOLE               NONE
PROCTER & GAMBLE CO                          Common Stock         742718109    $350      5,835.00   SH    SOLE               NONE
PROMEDCO MGMT CO                             Common Stock         74342L105      $0      2,172.00   SH    SOLE               NONE
PRUDENTIAL BACHE ENERGY GROWTH FD L P        Common Stock         74429T203      $0          5.00   SH    SOLE               NONE
PVF CAPITAL CORP                             Common Stock         693654105      $0        200.00   SH    SOLE               NONE
PYXIS PHARMACEUTICALS INC                    Common Stock         69499G990      $0      2,000.00   SH    SOLE               NONE
ROCK-TENN CO                                 Common Stock         772739207     $79      1,600.00   SH    SOLE               NONE
SAN ANTONIO TEX INDPT SCH DIST PSF GTD       Municipal Bond       796269NG9     $51     50,000.00  PRN    SOLE               NONE
SCIENT INC                                   Common Stock         808649305      $0        500.00   SH    SOLE               NONE
SEWARD SCIENCES INC                          Common Stock         818997967      $0         63.00   SH    SOLE               NONE
SHELBY CNTY TENN HEALTH EDL & HSG FACS       Municipal Bond       821697KU2     $44     50,000.00  PRN    SOLE               NONE
SITKA SCIENCES INC                           Common Stock         68199K939      $0         63.00   SH    SOLE               NONE
SULLIVAN CNTY TENN HEALTH EDL & HSG FACS     Municipal Bond       865293AF1     $91    100,000.00  PRN    SOLE               NONE
SYMANTEC CORP                                Common Stock         871503108      $5        350.00   SH    SOLE               NONE
SYNOVUS FINL CORP                            Common Stock         87161C105      $2        907.00   SH    SOLE               NONE
TELSCAPE INTL INC NEW                        Common Stock         87971Q104      $0        670.00   SH    SOLE               NONE
UNION PAC CORP                               Common Stock         907818108     $28        400.00   SH    SOLE               NONE
UNISYS CORP                                  Common Stock         909214306      $0         10.00   SH    SOLE               NONE
UNITED AMERS BANKSHARES INC                  Common Stock         909335101     $45      4,500.00   SH    SOLE               NONE
VERIZON COMMUNICATIONS                       Common Stock         92343V104     $15        545.00   SH    SOLE               NONE
VERSO TECHNOLOGIES INC                       Common Stock         925317208      $0      1,600.00   SH    SOLE               NONE
VIOQUEST PHARMACEUTICALS INC                 Common Stock         927625202      $0        576.00   SH    SOLE               NONE
VIOQUEST PHARMACEUTICALS INC                 Common Stock         927994939      $0      1,347.00   SH    SOLE               NONE
WAL MART STORES INC                          Common Stock         931142103    $264      5,500.00   SH    SOLE               NONE
WELLS FARGO & CO NEW                         Common Stock         949746101     $26      1,005.00   SH    SOLE               NONE
WELLS FARGO & CO NEW                         Common Stock         949746887      $0         30.00   SH    SOLE               NONE
ZIOPHARM ONCOLOGY INC                        Common Stock         98973P101      $4      1,252.00   SH    SOLE               NONE